Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2018 MMBbls MMBoe Bcf	Dec. 31, 2017 MMBbls MMBoe Bcf	Dec. 31, 2016 MMBbls MMBoe Bcf
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery | MMBoe	15	32	35
Worldwide [member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	422	525	608
Revisions of previous estimates	126	(71)	(75)
Extensions and discoveries	103	19	45
Improved recovery	15	32	35
Purchase of minerals in place			2
Sale of minerals in place	(1)
Production for the year	(83)	(83)	(90)
Ending balance	582	422	525
Beginning balance	58	68	71
Revisions of previous estimates	(1)	4	5
Extensions and discoveries	13	5	11
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Production for the year	(14)	(19)	(19)
Ending balance	56	58	68
Beginning balance | Bcf	2,520	2,923	3,072
Revisions of previous estimates | Bcf	178	(161)	(110)
Extensions and discoveries | Bcf	329	313	371
Improved recovery | Bcf			1
Purchase of minerals in place | Bcf		12	165
Sale of minerals in place | Bcf	(4)
Production for the year | Bcf	(542)	(567)	(576)
Ending balance | Bcf	2,481	2,520	2,923
Beginning balance	929	1,113	1,226
Revisions of previous estimates	157	(96)	(89)
Extensions and discoveries	174	80	122
Improved recovery	15	32	35
Purchase of minerals in place		2	31
Sale of minerals in place	(2)		(1)
Production for the year	(193)	(202)	(211)
Ending balance	1,080	929	1,113
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	286	380	440
Ending balance	339	286	380
Beginning balance	47	53	56
Ending balance	41	47	53
Beginning balance | Bcf	1,850	2,143	2,210
Ending balance | Bcf	1,915	1,850	2,143
Beginning balance	663	815	889
Ending balance	722	663	815
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	136	145	168
Ending balance	243	136	145
Beginning balance	11	15	15
Ending balance	15	11	15
Beginning balance | Bcf	670	780	862
Ending balance | Bcf	566	670	780
Beginning balance	266	298	337
Ending balance	358	266	298
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	422	525	608
Ending balance	582	422	525
Beginning balance	58	68	71
Ending balance	56	58	68
Beginning balance | Bcf	2,520	2,923	3,072
Ending balance | Bcf	2,481	2,520	2,923
Beginning balance	929	1,113	1,226
Ending balance	1,080	929	1,113
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	286	380	440
Ending balance	339	286	380
Beginning balance	47	53	56
Ending balance	41	47	53
Beginning balance | Bcf	1,850	2,143	2,210
Ending balance | Bcf	1,915	1,850	2,143
Beginning balance	663	815	889
Ending balance	722	663	815
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	136	145	168
Ending balance	243	136	145
Beginning balance	11	15	15
Ending balance	15	11	15
Beginning balance | Bcf	670	780	862
Ending balance | Bcf	566	670	780
Beginning balance	266	298	337
Ending balance	358	266	298
Argentina [member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	422	525	607
Revisions of previous estimates	126	(72)	(74)
Extensions and discoveries	103	19	45
Improved recovery	15	33	35
Purchase of minerals in place			2
Sale of minerals in place	(1)
Production for the year	(83)	(83)	(90)
Ending balance	582	422	525
Beginning balance	58	68	71
Revisions of previous estimates	(1)	4	5
Extensions and discoveries	13	5	11
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Production for the year	(14)	(19)	(19)
Ending balance	56	58	68
Beginning balance | Bcf	2,520	2,923	3,067
Revisions of previous estimates | Bcf	178	(161)	(105)
Extensions and discoveries | Bcf	329	313	371
Improved recovery | Bcf			1
Purchase of minerals in place | Bcf		12	165
Sale of minerals in place | Bcf	(4)
Production for the year | Bcf	(542)	(567)	(576)
Ending balance | Bcf	2,481	2,520	2,923
Beginning balance	929	1,113	1,224
Revisions of previous estimates	157	(96)	(87)
Extensions and discoveries	174	80	122
Improved recovery	15	32	35
Purchase of minerals in place		2	31
Sale of minerals in place	(2)		(1)
Production for the year	(193)	(202)	(211)
Ending balance	1,080	929	1,113
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	286	380	439
Ending balance	339	286	380
Beginning balance	47	53	56
Ending balance	41	47	53
Beginning balance | Bcf	1,850	2,143	2,205
Ending balance | Bcf	1,915	1,850	2,143
Beginning balance	663	815	887
Ending balance	722	663	815
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	136	145	168
Ending balance	243	136	145
Beginning balance	11	15	15
Ending balance	15	11	15
Beginning balance | Bcf	670	780	862
Ending balance | Bcf	566	670	780
Beginning balance	266	298	337
Ending balance	358	266	298
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	422	525	607
Ending balance	582	422	525
Beginning balance	58	68	71
Ending balance	56	58	68
Beginning balance | Bcf	2,520	2,923	3,067
Ending balance | Bcf	2,481	2,520	2,923
Beginning balance	929	1,113	1,224
Ending balance	1,080	929	1,113
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	286	380	439
Ending balance	339	286	380
Beginning balance	47	53	56
Ending balance	41	47	53
Beginning balance | Bcf	1,850	2,143	2,205
Ending balance | Bcf	1,915	1,850	2,143
Beginning balance	663	815	887
Ending balance	722	663	815
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	136	145	168
Ending balance	243	136	145
Beginning balance	11	15	15
Ending balance	15	11	15
Beginning balance | Bcf	670	780	862
Ending balance | Bcf	566	670	780
Beginning balance	266	298	337
Ending balance	358	266	298
Other foreign [Member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Other foreign [Member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance			1
Revisions of previous estimates			(1)
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place	0	0	0
Beginning balance | Bcf			5
Revisions of previous estimates | Bcf			(5)
Beginning balance			2
Revisions of previous estimates			(2)
Other foreign [Member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance			1
Beginning balance | Bcf			5
Beginning balance			2
Other foreign [Member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance			1
Beginning balance | Bcf			5
Beginning balance			2
Other foreign [Member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance			1
Beginning balance | Bcf			5
Beginning balance			2